INVENTORY	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
INVENTORY

5.	INVENTORY

	December 31, 2025	December 31, 2024
Finished goods	$2,233,225	$954,453
Work in process	107,287	16,409
Raw materials	1,562,627	561,401
	$3,903,139	$1,532,263

During the year ended December 31, 2025, $5,454,204 (2024 - $4,529,655) of inventory was recognized in cost of sales including an allowance for obsolete and slow-moving inventory of $259,091 (2024 - $627,106).

Cost of sales consist of the following:

	December 31, 2025	December 31, 2024
Inventory	$5,454,204	$4,529,655
Consulting and services	603,324	451,984
Other	352,299	181,212
	$6,409,827	$5,162,851